Related party transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of compensation to key management personnel

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Salaries and benefits paid during the year	$1,102	$1,030
Stock-based compensation	1,669	2,626
Total	$2,771	$3,656